Amounts receivable - Schedule of amounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Trade receivables	$ 22,144	$ 13,749
Current taxes recoverable - Brazil	1,154	5,214
Current taxes recoverable - Other	358	92
Other receivables	28	42
Total	$ 23,684	$ 19,097